[INVESCO ICON]                               INVESCO FUNDS GROUP, INC.
                                             7800 East Union Avenue
                                             Denver, Colorado 80237
                                             Post Office Box 173706
                                             Denver, Coloado 80217-3706
                                             Telephone:  303-930-6300



June 7, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      INVESCO Treasurer's Series Funds, Inc.
         1933 Act No. 033-19862
         1940 Act No. 811-5460
         CIK No. 0000828806

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Treasurer's Series Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectus for INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund and its Statement of Additional Information
for filing under Rule 497(j) does  not  differ  from  that   contained  in  the
Post-Effective Amendment No. 22 under the Securities Act of 1933 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on May 28, 1999. This Post-Effective Amendment became effective May 28, 1999.

If you have any questions or comments, please contact the undersigned at 303/930-6526.

Sincerely,

/s/ James F. Lummanick

James F. Lummanick
Senior Vice President and
  Assistant General Counsel